ALLOWANCE FOR EXPECTED CREDIT LOSSES - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Key Economic Assumptions [Line Items]
Loans and advances to customers	£ 454,899	£ 448,567
Allowance account for credit losses of financial assets	4,903	4,042
Stage 3 £m
Schedule of Key Economic Assumptions [Line Items]
Loans and advances to customers	1,500
Management adjustments
Schedule of Key Economic Assumptions [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	330	1,284
Commercial Banking £m
Schedule of Key Economic Assumptions [Line Items]
Allowance account for credit losses of financial assets	1,869	1,433
UK mortgages
Schedule of Key Economic Assumptions [Line Items]
Allowance account for credit losses of financial assets	1,209	837
Credit cards
Schedule of Key Economic Assumptions [Line Items]
Allowance account for credit losses of financial assets	763	521
Other Retail
Schedule of Key Economic Assumptions [Line Items]
Allowance account for credit losses of financial assets	1,016	825
Other
Schedule of Key Economic Assumptions [Line Items]
Allowance account for credit losses of financial assets	46	426
Individually assessed £m
Schedule of Key Economic Assumptions [Line Items]
Allowance account for credit losses of financial assets	1,008	905
Individually assessed £m | Commercial Banking £m
Schedule of Key Economic Assumptions [Line Items]
Allowance account for credit losses of financial assets	1,008	905
Individually assessed £m | Commercial Banking £m | Minimum
Schedule of Key Economic Assumptions [Line Items]
Allowance account for credit losses of financial assets	908	741
Individually assessed £m | Commercial Banking £m | Maximum
Schedule of Key Economic Assumptions [Line Items]
Allowance account for credit losses of financial assets	1,140	1,024
Individually assessed £m | UK mortgages
Schedule of Key Economic Assumptions [Line Items]
Allowance account for credit losses of financial assets	0	0
Individually assessed £m | Credit cards
Schedule of Key Economic Assumptions [Line Items]
Allowance account for credit losses of financial assets	0	0
Individually assessed £m | Other Retail
Schedule of Key Economic Assumptions [Line Items]
Allowance account for credit losses of financial assets	0	0
Individually assessed £m | Other
Schedule of Key Economic Assumptions [Line Items]
Allowance account for credit losses of financial assets	0	0
Judgements due to COVID-19
Schedule of Key Economic Assumptions [Line Items]
Allowance account for credit losses of financial assets	1	779
Judgements due to COVID-19 | Commercial Banking £m
Schedule of Key Economic Assumptions [Line Items]
Allowance account for credit losses of financial assets	0	200
Increase (decrease) in allowance account for credit losses of financial assets		89
Judgements due to COVID-19 | Commercial Banking £m | Judgements due to COVID-19
Schedule of Key Economic Assumptions [Line Items]
Allowance account for credit losses of financial assets		100
Judgements due to COVID-19 | UK mortgages
Schedule of Key Economic Assumptions [Line Items]
Allowance account for credit losses of financial assets	0	67
Increase (decrease) in allowance account for credit losses of financial assets		52
Judgements due to COVID-19 | UK mortgages | Judgements due to COVID-19
Schedule of Key Economic Assumptions [Line Items]
Allowance account for credit losses of financial assets		200
Judgements due to COVID-19 | Credit cards
Schedule of Key Economic Assumptions [Line Items]
Allowance account for credit losses of financial assets	0	94
Judgements due to COVID-19 | Other Retail
Schedule of Key Economic Assumptions [Line Items]
Allowance account for credit losses of financial assets	1	18
Judgements due to COVID-19 | Other Retail | Judgements due to COVID-19
Schedule of Key Economic Assumptions [Line Items]
Allowance account for credit losses of financial assets		100
Judgements due to COVID-19 | Other
Schedule of Key Economic Assumptions [Line Items]
Allowance account for credit losses of financial assets	0	400
Judgements due to COVID-19 | Commercial Banking Risks
Schedule of Key Economic Assumptions [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets		80
Judgements due to COVID-19 | Credit Cards, Other Retail, And Business Banking
Schedule of Key Economic Assumptions [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets		134
Inflationary judgements
Schedule of Key Economic Assumptions [Line Items]
Allowance account for credit losses of financial assets	195	52
Inflationary judgements | Commercial Banking £m
Schedule of Key Economic Assumptions [Line Items]
Allowance account for credit losses of financial assets	0	0
Inflationary judgements | UK mortgages
Schedule of Key Economic Assumptions [Line Items]
Allowance account for credit losses of financial assets	49	52
Inflationary judgements | Credit cards
Schedule of Key Economic Assumptions [Line Items]
Allowance account for credit losses of financial assets	93	0
Inflationary judgements | Credit cards | Retail £m
Schedule of Key Economic Assumptions [Line Items]
Allowance account for credit losses of financial assets	93	0
Inflationary judgements | Other Retail
Schedule of Key Economic Assumptions [Line Items]
Allowance account for credit losses of financial assets	53	0
Inflationary judgements | Other Retail | Retail £m
Schedule of Key Economic Assumptions [Line Items]
Allowance account for credit losses of financial assets	53	0
Inflationary judgements | Other
Schedule of Key Economic Assumptions [Line Items]
Allowance account for credit losses of financial assets	0	0
Mortgage accounts in long term default | UK mortgages | Other Judgements
Schedule of Key Economic Assumptions [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	118	87
Adjustment for specific sector | UK mortgages | Other Judgements
Schedule of Key Economic Assumptions [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	25	54
Extension of modelled lifetime on retail revolving products | Credit cards | Other Judgements
Schedule of Key Economic Assumptions [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	82	41
Extension of modelled lifetime on retail revolving products | Other Retail | Other Judgements
Schedule of Key Economic Assumptions [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	14	5
Credit card loss given default alignment (LGD) | Credit cards | Other Judgements
Schedule of Key Economic Assumptions [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	(96)	(37)
Credit card loss given default alignment (LGD) | Other Retail | Other Judgements
Schedule of Key Economic Assumptions [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	13	24
Probability of default on forborne accounts | UK mortgages | Other Judgements
Schedule of Key Economic Assumptions [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets		18
Fire safety and cladding uncertainty | UK mortgages | Other Judgements
Schedule of Key Economic Assumptions [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	25	36
Asset Recovery Values | UK mortgages | Other Judgements
Schedule of Key Economic Assumptions [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	69	21
Motor Default Suppression | Other Retail | Other Judgements
Schedule of Key Economic Assumptions [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	13	0
Loss Given Default Alignment (LGD) | Commercial Banking £m | Other Judgements
Schedule of Key Economic Assumptions [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	(105)	(25)
Corporate Insolvency Rates | Commercial Banking £m | Other Judgements
Schedule of Key Economic Assumptions [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	£ (35)	£ 0
Upside
Schedule of Key Economic Assumptions [Line Items]
Weight of scenario (in percent)	30.00%	30.00%
Downside
Schedule of Key Economic Assumptions [Line Items]
Weight of scenario (in percent)	30.00%	30.00%
Base case
Schedule of Key Economic Assumptions [Line Items]
Weight of scenario (in percent)	30.00%	30.00%
Severe downside
Schedule of Key Economic Assumptions [Line Items]
Weight of scenario (in percent)	10.00%	10.00%